Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 12 - Transactions and Balances with Related Parties

In addition to their salaries or fees, the Group also provides share option programs to directors and officers and contributes to a post-employment defined contribution plan on behalf of employees, see Note 9 for the balances and Note 11 regarding share based payments.

The CEO is entitled to termination benefits of up to 6 monthly salaries or fees, See Note 18.

In addition, the Company pays the chairman of the board a monthly fee for his service as the chairman of our medical and clinical committee, and a monthly fee to one of the directors who has been engaged as an advisor in a 50% capacity.

Expenses of key management personnel:

The Company recorded expenses to executive officers:

	For the year ended December 31
	2023	2022	2021
	USD thousands
Short - term employee benefits	2,066	2,623	2,402
Post-employment benefits	12	11	27
Share based payments	1,346	1,930	1,446

	3,424	4,564	3,875

The Company recorded expenses to directors:

	For the year ended December 31
	2023	2022	2021
	USD thousands
Short - term benefits	427	448	323
Share based payments	284	311	478

	711	759	801